Transactions with Related Parties (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands					12 Months Ended
	Dec. 29, 2017	Mar. 07, 2017	Oct. 28, 2015	Apr. 23, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Promissory note issued					$ 5,000	$ 2,500
Expenses for Merger							$ 1,745
Promissory note, interest rate					4.00%
Due to related parties					$ 2,125	1,953
Interest and financing costs, net					$ 2,897	2,810	2,531
Maritime [Member]
Ship management services per day per vessel					$ 0.325
Charter hire agreement commission rate					1.25%
Management agreements initial term					5 years
Management agreements renewal period					5 years
Head management agreement commencement date					Mar. 23, 2015
Head management agreement maturity date					Mar. 23, 2020
Administration fees payable to related party					$ 1,600
Head management agreement, terms and manner of settlement					In the event of a change of control of the Company during the management period or within 12 months after the early termination of the Head Management Agreement, then the Company will pay to Maritime an amount equal to 2.5 times the then annual Administration Fees.
Ship-management and administration fees percentage increase					Effective January 1, 2018, the Ship-management Fees and the Administration Fees were increased by 1.12% in line with the average inflation rate in Greece in 2017.
Due to related parties					$ 2,125	1,953
Litigation escrow deposit						300
Maritime [Member] | Fair Value Inputs Northsea Alpha [Member]
Management agreement expiration date					Dec. 31, 2015
Maritime [Member] | Fair Value Inputs Northsea Beta [Member]
Management agreement expiration date					Dec. 31, 2015
Maritime [Member] | Pyxis Delta Vessel [Member]
Management agreement expiration date					Dec. 31, 2015
Maritime [Member] | Pyxis Theta Vessel [Member]
Management agreement expiration date					Dec. 31, 2017
Maritime [Member] | Pyxis Epsilon Vessel [Member]
Management agreement expiration date					Dec. 31, 2018
Maritime [Member] | Pyxis Malou Vessel [Member]
Management agreement expiration date					Dec. 31, 2018
Maritime [Member] | While Chartering Services are Subcontracted to North Sea Tankers [Member]
Ship management services per day per vessel					$ 0.160
Maritime [Member] | While Vessel is Under Construction [Member]
Ship management services per day per vessel					$ 0.450
Maritime Investors [Member]
Balance due to Maritime reduction	$ 2,500
Maritime Investors [Member] | Promissory Note [Member]
Promissory note issued	$ 5,000		$ 2,500	$ 625
Expenses for Merger				$ 600
Promissory note, maturity date	Jun. 15, 2019	Jan. 15, 2019	Jan. 15, 2017
Promissory note, interest rate	4.00%		2.75%
Interest and financing costs, net					$ 70	$ 69	$ 12